Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net Income	$ 11,917,400	$ 7,750,978	$ 8,673,210
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Depreciation	1,786,652	1,647,813	1,574,249
Amortization and Accretion	1,176,224	1,449,111	1,645,088
Provision for Loan Losses	200,500	390,000	1,062,000
Share-based Compensation Expense	13,890
Deferred Income Taxes	273,176	2,833,958	222,120
Securities (Gains) Losses	(115,909)		(385,223)
(Gain) Loss on Sale of Premises and Equipment	(305)	(10,735)	80,329
(Gain) Loss on Sale of Other Real Estate and Repossessions	(309,077)	(208,329)	160,682
Provision for Losses on Other Real Estate	262,041	333,767	501,736
Increase in Cash Surrender Value of Life Insurance	(508,946)	(1,669,424)	(589,408)
Provision for Losses on Premises & Equipment	172,143
Change In
Interest Receivable	(217,491)	(90,204)	176,766
Prepaid Expenses	266,806	139,382	(372,380)
Interest Payable	38,573	21,188	(46,284)
Accrued Expenses and Accounts Payable	1,418	361,005	(252,617)
Other	(45,858)	(403,375)	938,223
	14,911,237	12,545,135	13,388,491
Cash Flows from Investing Activities
Interest-Bearing Deposits in Other Banks	(15,110,861)	11,677,144	(7,729,560)
Purchase of Investment Securities Available for Sale	(63,682,791)	(87,160,178)	(109,634,793)
Proceeds from Sale of Investment Securities Available for Sale	11,267,642	0	25,209,851
Proceeds from Maturities, Calls and Paydowns of Investment Securities Available for Sale	50,422,396	54,587,986	54,868,726
Proceeds from Sale of Premises and Equipment	22,581	37,650	89,551
Net Loans to Customers	2,395,928	(14,459,526)	(2,167,126)
Purchase of Premises and Equipment	(2,762,585)	(1,344,898)	(3,259,859)
Proceeds from Sale of Other Real Estate and Repossessions	3,002,508	3,863,576	7,529,131
Proceeds from Sale of Federal Home Loan Bank Stock	65,000
Purchase of Federal Home Loan Bank Stock		(32,900)	(279,500)
Net Cash and Cash Equivalents Paid in Acquisition	(10,043,452)
	(24,423,634)	(32,831,146)	(35,373,579)
Cash Flows from Financing Activities
Interest-Bearing Customer Deposits	(445,146)	(8,240,418)	7,629,930
Noninterest-Bearing Customer Deposits	5,552,700	31,869,295	25,172,362
Proceeds from Other Borrowed Money	44,007,500	10,015,500	10,000,000
Principal Payments on Other Borrowed Money	(47,507,500)	(8,515,500)	(4,000,000)
Dividends Paid on Preferred Stock		(315,900)	(1,590,746)
Redemption of Preferred Stock		(9,360,000)	(8,661,000)
Repurchase of Warrants	(3,175,000)
Dividends Paid on Common Stock	(1,688,417)	(843,934)
	(3,255,863)	14,609,043	28,550,546
Net Increase (Decrease) in Cash and Cash Equivalents	(12,768,260)	(5,676,968)	6,565,458
Cash and Cash Equivalents, Beginning	23,145,136	28,822,104	22,256,646
Cash and Cash Equivalents, Ending	$ 10,376,876	$ 23,145,136	$ 28,822,104